JPMorgan Equity Premium Income Fund
Schedule of Portfolio Investments as of March 31, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Equity Premium Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 85.5%
Aerospace & Defense — 1.2%
General Dynamics Corp.	26	7,243
RTX Corp.	330	32,238
Textron, Inc.	371	35,598
		75,079
Air Freight & Logistics — 1.3%
FedEx Corp.	88	25,460
United Parcel Service, Inc., Class B	403	59,926
		85,386
Banks — 0.6%
US Bancorp	788	35,226
Beverages — 2.8%
Coca-Cola Co. (The)	927	56,725
Monster Beverage Corp. *	690	40,889
PepsiCo, Inc.	455	79,672
		177,286
Biotechnology — 4.1%
AbbVie, Inc.	531	96,727
Biogen, Inc. *	24	5,199
Regeneron Pharmaceuticals, Inc. *	78	74,911
Vertex Pharmaceuticals, Inc. *	195	81,337
		258,174
Broadline Retail — 1.7%
Amazon.com, Inc. *	605	109,133
Building Products — 1.8%
Carrier Global Corp.	149	8,667
Trane Technologies plc	355	106,402
		115,069
Capital Markets — 2.0%
Ameriprise Financial, Inc.	27	11,765
CME Group, Inc.	281	60,396
Intercontinental Exchange, Inc.	266	36,579
S&P Global, Inc.	46	19,685
		128,425
Chemicals — 2.1%
Dow, Inc.	585	33,887
Linde plc	171	79,556
LyondellBasell Industries NV, Class A	179	18,307
		131,750
Commercial Services & Supplies — 0.1%
Veralto Corp.	42	3,731
Communications Equipment — 0.2%
Motorola Solutions, Inc.	40	14,362

JPMorgan Equity Premium Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Consumer Finance — 0.5%
American Express Co.	147	33,575
Consumer Staples Distribution & Retail — 1.9%
Costco Wholesale Corp.	121	88,413
Walmart, Inc.	532	32,038
		120,451
Electric Utilities — 2.4%
NextEra Energy, Inc.	761	48,649
PG&E Corp.	1,209	20,251
Southern Co. (The)	1,187	85,170
		154,070
Electrical Equipment — 1.5%
AMETEK, Inc.	61	11,110
Eaton Corp. plc	258	80,892
		92,002
Electronic Equipment, Instruments & Components — 0.5%
Keysight Technologies, Inc. *	222	34,734
Financial Services — 5.8%
Berkshire Hathaway, Inc., Class B *	109	45,873
Corpay, Inc. *	158	48,751
Fiserv, Inc. *	293	46,824
Jack Henry & Associates, Inc.	190	33,029
Mastercard, Inc., Class A	210	100,934
Visa, Inc., Class A	328	91,526
		366,937
Food Products — 1.2%
Mondelez International, Inc., Class A	1,125	78,745
Ground Transportation — 2.3%
CSX Corp.	1,064	39,446
Norfolk Southern Corp.	172	43,846
Old Dominion Freight Line, Inc.	187	41,046
Union Pacific Corp.	79	19,244
		143,582
Health Care Equipment & Supplies — 1.0%
Becton Dickinson & Co.	13	3,299
Boston Scientific Corp. *	460	31,505
Medtronic plc	331	28,793
		63,597
Health Care Providers & Services — 2.2%
Centene Corp. *	174	13,638
Elevance Health, Inc.	59	30,838
Humana, Inc.	59	20,378
UnitedHealth Group, Inc.	149	73,922
		138,776

JPMorgan Equity Premium Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care REITs — 0.1%
Welltower, Inc.	39	3,618
Hotels, Restaurants & Leisure — 3.3%
Booking Holdings, Inc.	11	37,850
Chipotle Mexican Grill, Inc. *	27	78,814
McDonald's Corp.	27	7,698
Yum! Brands, Inc.	594	82,343
		206,705
Household Products — 2.7%
Church & Dwight Co., Inc.	408	42,516
Colgate-Palmolive Co.	295	26,592
Kimberly-Clark Corp.	130	16,760
Procter & Gamble Co. (The)	511	82,986
		168,854
Industrial Conglomerates — 1.3%
Honeywell International, Inc.	400	82,041
Industrial REITs — 0.8%
Prologis, Inc.	382	49,771
Insurance — 4.0%
Chubb Ltd.	154	40,013
Globe Life, Inc.	30	3,514
MetLife, Inc.	175	12,987
Progressive Corp. (The)	524	108,253
Travelers Cos., Inc. (The)	375	86,281
		251,048
Interactive Media & Services — 2.9%
Alphabet, Inc., Class A *	547	82,502
Meta Platforms, Inc., Class A	208	101,187
		183,689
IT Services — 2.3%
Accenture plc, Class A	241	83,696
Cognizant Technology Solutions Corp., Class A	731	53,539
VeriSign, Inc. *	49	9,315
		146,550
Life Sciences Tools & Services — 1.1%
Danaher Corp.	116	28,862
Thermo Fisher Scientific, Inc.	75	43,593
		72,455
Machinery — 2.6%
Deere & Co.	106	43,607
Dover Corp.	229	40,530
Ingersoll Rand, Inc.	232	22,077
Otis Worldwide Corp.	595	59,054
		165,268

JPMorgan Equity Premium Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Media — 1.3%
Comcast Corp., Class A	1,892	82,040
Multi-Utilities — 1.7%
CMS Energy Corp.	553	33,381
Dominion Energy, Inc.	127	6,239
DTE Energy Co.	25	2,743
Public Service Enterprise Group, Inc.	930	62,128
		104,491
Oil, Gas & Consumable Fuels — 3.2%
ConocoPhillips	431	54,933
EOG Resources, Inc.	458	58,517
Exxon Mobil Corp.	765	88,937
		202,387
Personal Care Products — 0.2%
Kenvue, Inc.	640	13,732
Pharmaceuticals — 3.5%
Bristol-Myers Squibb Co.	1,218	66,067
Eli Lilly & Co.	93	72,529
Johnson & Johnson	160	25,289
Merck & Co., Inc.	451	59,413
		223,298
Professional Services — 0.2%
Leidos Holdings, Inc.	97	12,717
Semiconductors & Semiconductor Equipment — 4.5%
Analog Devices, Inc.	321	63,514
ASML Holding NV (Registered), NYRS (Netherlands)	42	40,865
NVIDIA Corp.	29	25,988
NXP Semiconductors NV (China)	327	80,941
Texas Instruments, Inc.	404	70,482
		281,790
Software — 6.5%
Adobe, Inc. *	95	48,145
Cadence Design Systems, Inc. *	105	32,657
Intuit, Inc.	152	98,711
Microsoft Corp.	249	104,666
Salesforce, Inc.	72	21,612
ServiceNow, Inc. *	97	73,857
Synopsys, Inc. *	50	28,621
		408,269
Specialized REITs — 1.8%
American Tower Corp.	75	14,728
Equinix, Inc.	62	51,283
SBA Communications Corp.	212	46,022
		112,033

JPMorgan Equity Premium Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialty Retail — 3.4%
AutoZone, Inc. *	19	61,221
Lowe's Cos., Inc.	308	78,313
O'Reilly Automotive, Inc. *	6	6,341
TJX Cos., Inc. (The)	654	66,342
		212,217
Technology Hardware, Storage & Peripherals — 0.5%
Apple, Inc.	88	15,117
Seagate Technology Holdings plc	205	19,049
		34,166
Tobacco — 0.3%
Altria Group, Inc.	184	8,020
Philip Morris International, Inc.	150	13,765
		21,785
Trading Companies & Distributors — 0.1%
WW Grainger, Inc.	6	6,132
Total Common Stocks (Cost $4,272,677)		5,405,146
	PRINCIPAL AMOUNT ($000)
Equity-Linked Notes — 13.4%
Bank of Nova Scotia, ELN, 48.33%, 4/12/2024, (linked to S&P 500 Index) (Canada) (a)	11	53,941
Barclays Bank PLC, ELN, 42.25%, 4/9/2024, (linked to S&P 500 Index) (United Kingdom) (a)	11	55,052
Barclays Bank PLC, ELN, 44.20%, 4/19/2024, (linked to S&P 500 Index) (United Kingdom) (a)	11	56,875
BNP Paribas, ELN, 42.30%, 5/6/2024, (linked to S&P 500 Index) (a)	11	57,074
BNP Paribas, ELN, 42.53%, 4/8/2024, (linked to S&P 500 Index) (a)	12	53,838
BNP Paribas, ELN, 46.95%, 4/23/2024, (linked to S&P 500 Index) (a)	11	56,249
BofA Finance LLC, ELN, 45.70%, 4/26/2024, (linked to S&P 500 Index) (a)	11	56,681
BofA Finance LLC, ELN, 51.45%, 4/16/2024, (linked to S&P 500 Index) (a)	11	56,756
GS Finance Corp., ELN, 42.01%, 4/5/2024, (linked to S&P 500 Index) (a)	11	54,236
GS Finance Corp., ELN, 45.20%, 4/22/2024, (linked to S&P 500 Index) (a)	11	56,522
National Bank of Canada, ELN, 42.25%, 4/29/2024, (linked to S&P 500 Index) (a)	11	57,386
Royal Bank of Canada, ELN, 41.55%, 4/30/2024, (linked to S&P 500 Index) (Canada) (a)	11	57,484
Royal Bank of Canada, ELN, 42.46%, 5/3/2024, (linked to S&P 500 Index) (Canada) (a)	11	56,436
Royal Bank of Canada, ELN, 50.28%, 4/15/2024, (linked to S&P 500 Index) (Canada) (a)	11	55,065
Societe Generale, ELN, 41.96%, 5/7/2024, (linked to S&P 500 Index) (a)	12	60,000
Total Equity-Linked Notes (Cost $857,985)		843,595

JPMorgan Equity Premium Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.1%
Investment Companies — 1.1%
JPMorgan Prime Money Market Fund Class IM Shares, 5.43% (b) (c) (Cost $70,924)	70,895	70,924
Total Investments — 100.0% (Cost $5,201,586)		6,319,665
Other Assets Less Liabilities — 0.0% ^		1,885
NET ASSETS — 100.0%		6,321,550

Percentages indicated are based on net assets.

Abbreviations
ELN	Equity-Linked Note
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2024.
Futures contracts outstanding as of March 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	50	06/21/2024	USD	13,266	124

Abbreviations
USD	United States Dollar

JPMorgan Equity Premium Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$5,405,146	$—	$—	$5,405,146
Equity Linked Notes	—	843,595	—	843,595

JPMorgan Equity Premium Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$70,924	$—	$—	$70,924
Total Investments in Securities	$5,476,070	$843,595	$—	$6,319,665
Appreciation in Other Financial Instruments
Futures Contracts	$124	$—	$—	$124
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2024	Shares at March 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.43% (a) (b)	$113,862	$2,256,983	$2,299,921	$— (c)	$—	$70,924	70,895	$2,378	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.48% (a) (b)	60,994	189,000	250,006	12	—	—	—	1,163	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	8,789	113,382	122,171	—	—	—	—	174	—
Total	$183,645	$2,559,365	$2,672,098	$12	$—	$70,924		$3,715	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2024.
(c)	Amount rounds to less than one thousand.